Loans and amounts due from credit institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans And Amounts Due From Credit Institutions Classification [Abstract]
Loans and receivables		R$ 0	R$ 65,209,902	R$ 65,711,001
Financial Assets Measured At Amortized Cost		79,607,001	0	0
Of which:
Loans and amounts due from credit institutions, gross		79,620,562	65,278,917	27,963,914
Impairment losses (note 9.c)		(13,561)	(69,015)	(201,441)
Loans and amounts due from credit institutions, net		79,607,001	65,209,902	65,711,001
Loans and amounts due from credit institutions, gross		79,620,562	65,278,917	65,912,442
Type:
Time deposits	[1],[2]	64,547,525	53,128,272	53,213,602
Reverse repurchase agreements	[2],[3]	3,728,963	270,735	848,096
Escrow deposits		10,182,936	10,136,079	9,836,300
Other accounts	[4]	1,161,138	1,743,831	2,014,444
Total		R$ 79,620,562	R$ 65,278,917	R$ 65,912,442

[1]	In 2018, the balances related to the compulsory deposits on time deposits were reclassified from Cash and balances with the Brazilian Central Bank for a better presentation and, consequently, the respective comparative balances were also reclassified.
[2]	Includes R$12,793 of short-term transactions with low risk of change in their value, considered cash equivalents.
[3]	Guaranteed by debt instruments.
[4]	As per the IFRS9 adoption the balances of the Loan and Pre Payment Export products were reclassified to Financial Assets Measured at Fair Value through Profit and Loss at the amount of R$611,088.